Intangible assets	6 Months Ended
Jun. 30, 2024
Intangible assets other than goodwill [abstract]
Intangible assets	Intangible assets

(in thousands USD)	Note	Customer contracts	Other intangible assets	Total intangible assets
At January 1, 2024
Cost	-	16,569	1,267	17,836
Depreciation	-	(2,469)	(1,173)	(3,642)
Net carrying amount		14,100	94	14,194

Acquisitions	-	—	386	386
Acquisitions through business combinations	24	—	3,538	3,538
Depreciation charges	-	(776)	(572)	(1,348)
Exit from the consolidation scope	-	—	(67)	(67)
Translation differences	-	—	(42)	(42)
Balance at June 30, 2024		13,324	3,337	16,661

At June 30, 2024
Cost	-	16,569	6,222	22,791
Depreciation & impairment losses	-	(3,245)	(2,885)	(6,130)
Net carrying amount		13,324	3,337	16,661
In connection with the acquisition in 2022 of the remaining 50% in TI Asia and TI Africa, a part of the price paid was related to an intangible asset (customer contracts with NOC for the service part, i.e. recharge of opex, maintenance and crew). Management estimated the fair value of the intangible asset related to the service component of the NOC contract, resulting in a value of USD 16.6 million at May 31, 2022. This amount will be depreciated till the end of the contractual service, or until July 21, 2032 and September 21,
2032 respectively.